Fair Value Measurements	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities;

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3: Unobservable inputs that are supported by little or no market activity that is significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2013 and 2012:

	As of September 30, 2013
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$565,216	$—	$565,216
U.S. government treasuries	198,164	—	198,164
Corporate bonds	—	81,727	81,727
U.S. agency securities	—	25,529	25,529
Commercial paper and certificates of deposit	6,189	3,901	10,090
Government-guaranteed debt	—	6,846	6,846
Supranational and sovereign debt	—	6,311	6,311
Mortgages (including agencies and corporate)	—	879	879

Total available-for-sale securities	769,569	125,193	894,762

Derivative financial instruments, net	—	7,538	7,538

Total	$769,569	$132,731	$902,300

	As of September 30, 2012
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$485,012	$—	$485,012
U.S. government treasuries	93,387	—	93,387
Corporate bonds	—	60,923	60,923
U.S. agency securities	—	27,756	27,756
Commercial paper and certificates of deposit	6,155	1,501	7,656
Government-guaranteed debt	—	32,689	32,689
Supranational and sovereign debt	—	11,644	11,644
Mortgages (including agencies and corporate)	—	5,134	5,134
Asset backed obligations	—	3,417	3,417

Total available-for-sale securities	584,554	143,064	727,618

Derivative financial instruments, net	—	(23,928)	(23,928)

Total	$584,554	$119,136	$703,690

Available-for-sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information and discounted cash flow techniques. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2013 or fiscal 2012.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personnel costs, short-term financing arrangements and other current liabilities approximate their fair value because of the relatively short maturity of these items.